EQUITY ACCOUNTING METHOD INVESTMENT CONTINUITY (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of joint ventures [line items]
Investments, beginning balance			$ 4,527
Equity pick-up (loss) from equity investees	$ (61)	$ (50)	(115)	$ (78)
Cash repayments of advances and loans from related parties	(1)	$ 0	(1)	(30)
Investments, ending balance	4,587		4,587		$ 4,527
Joint ventures [member]
Disclosure of joint ventures [line items]
Investments, beginning balance			4,527	1,234	1,234
Acquisitions					3,253
Equity pick-up (loss) from equity investees			115		165
Net funds (invested) received from equity method investments					2
Cash repayments of advances and loans from related parties			(1)		(2)
Dividends received			54		125
Investments, ending balance	4,587		4,587		4,527
Kibali [Member]
Disclosure of joint ventures [line items]
Investments, beginning balance			3,218	0	0
Acquisitions					3,195
Equity pick-up (loss) from equity investees			87		98
Net funds (invested) received from equity method investments					0
Cash repayments of advances and loans from related parties			0		0
Dividends received			54		75
Investments, ending balance	3,251		3,251		3,218
Jabal Sayid
Disclosure of joint ventures [line items]
Investments, beginning balance			296	245	245
Acquisitions					0
Equity pick-up (loss) from equity investees			28		51
Net funds (invested) received from equity method investments					0
Cash repayments of advances and loans from related parties			0		0
Dividends received			0		0
Investments, ending balance	324		324		296
Zaldívar
Disclosure of joint ventures [line items]
Investments, beginning balance			955	989	989
Acquisitions					0
Equity pick-up (loss) from equity investees			0		16
Net funds (invested) received from equity method investments					0
Cash repayments of advances and loans from related parties			0		0
Dividends received			0		50
Investments, ending balance	955		955		955
Other
Disclosure of joint ventures [line items]
Investments, beginning balance			58	$ 0	0
Acquisitions					58
Equity pick-up (loss) from equity investees			0		0
Net funds (invested) received from equity method investments					2
Cash repayments of advances and loans from related parties			(1)		(2)
Dividends received			0		0
Investments, ending balance	$ 57		$ 57		$ 58